Other operating expense (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of detailed information on other operating expense

	December 31, 2020	December 31, 2019
Net impairment loss on trade receivables	$60	$1,537
Impairment loss allowance	250	250
Total impairment loss on trade receivables	310	1,787

Restructuring costs	66	101
	$376	$1,888